LONG-TERM INVESTMENTS - Available-for-sale debt securities (Details) - CNY (¥)		12 Months Ended
	Sep. 02, 2019	Dec. 31, 2020
Beijing Chenfeng Network Technology Co., Ltd.
Available-for-sale debt securities
Unrealized gain, net of tax		¥ 9,300,000
Unrealized gain, income taxes		¥ 0
Ronglian Yitong | Beijing Chenfeng Network Technology Co., Ltd.
Available-for-sale debt securities
Equity interest obtained	10.00%
Ronglian Yitong | Beijing Chenfeng Network Technology Co., Ltd.
Available-for-sale debt securities
Cash consideration	¥ 2,500,000